Retrospective Effects of Applying Equity Method of Accounting to Consolidated Statements of Balance Sheets and Consolidated Statements of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2012 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Short-term investments	$ 8,948,909		¥ 42,698,831		¥ 57,969,242
Long-term investments, net	5,859,797		3,544,923		37,958,591
Additional paid-in capital	988,352		3,650,601		6,402,349
Retained earnings	11,525,418		47,701,326		74,659,355
Accumulated other comprehensive income (loss)	(124,434)		(279,518)	¥ 181,258	¥ (806,056)	¥ (78,278)
Income (loss) from equity method investments	597	¥ 3,867	(19,943)	22,578
Other, net	3,817,370	24,728,162	260,558	189,330
Net income	$ 5,006,676	¥ 32,432,246	12,253,234	10,387,777
As Originally Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Short-term investments			43,818,037
Long-term investments, net			2,878,922
Additional paid-in capital			3,633,919
Retained earnings			47,659,772
Accumulated other comprehensive income (loss)			231,923
Income (loss) from equity method investments			(26,952)	(5,806)
Other, net			257,704	186,023
Net income			¥ 12,243,371	¥ 10,356,086